Goldman Sachs International Equity Insights Fund Average Annual Total Returns - Class P Shares [Member]		12 Months Ended	60 Months Ended	93 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Index (Net, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.22%	8.92%	7.36%
Class P Shares
Prospectus [Line Items]
Average Annual Return, Percent		40.69%	11.42%	8.08%
Performance Inception Date	Apr. 16, 2018
Class P Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		37.40%	9.98%	7.09%
Class P Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		25.00%	8.74%	6.29%